Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2022
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.38%
Total annual operating expenses	1.06%